DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2015	2014
Capitalized financing fees and expenses	7,218	6,253
Accumulated amortization	(1,421)	(2,720)
	5,797	3,533